Goodwill and Other Intangible Assets (Narrative) (Details) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of goodwill	¥ 37,703	¥ 0